Federated Income Securities Trust

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                  June 28, 2001

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

RE:   FEDERATED INCOME SECURITIES TRUST (the "Registrant")
            Federated Intermediate Income Fund
            Federated Short-Term Income Fund
      1933 Act File No.  33-3164
      1940 Act File No.  811-4577
      ---------------------------------

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Registrant hereby certifies that the definitive form of prospectuses and statements of additional information dated June 30, 2001, used with respect to Federated Income Securities Trust that would have been filed under Rule 497(c), do not differ from the form of prospectuses and statements of additional information contained in the most recent registration statement for the Registrant. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 34 on June 26, 2001.

      If you have any questions regarding this certification, please contact Lori L. Schneider at (202) 778-9305.

                                    Very Truly Yours,

                                    /s/ C. Grant Anderson
                                    ---------------------
                                    C. Grant Anderson
                                    Assistant Secretary